PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property And Equipment
Property and equipment is as follows:
	December 31,
	2017	2016

Equipment and facilities	$6,780	$5,118
Internal-use software	554	531
Vehicles	1,737	1,127
Leasehold improvements	460	257
	9,531	7,033
Less: accumulated depreciation and amortization	6,326	5,275
Total property and equipment, net	$3,205	$1,758